Concentrations	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

Note 17. CONCENTRATIONS

Major Customers

For the three months ended September 30, 2020, two customers accounted for approximately 81.3% and 18.2% of the Company's revenues, respectively. As of September 30, 2020, two customers accounted for approximately 91.9% and 7.4% of the Company's accounts receivable, net.

For the three months ended September 30, 2019, three customers accounted for approximately 37.5%, 30.2% and 28.0% of the Company's revenues, respectively. As of September 30, 2019, all of these customers accounted for approximately 4.8% of the Company's gross accounts receivable.

Major Suppliers

For the three months ended September 30, 2020, three suppliers accounted for approximately 52.6%, 26.8% and 15.7% of the total costs of revenue, respectively.

For the three months ended September 30, 2019, one supplier accounted for approximately 66.6% of the total cost of revenues.

Note 17. CONCENTRATIONS

Major Customers

For the year ended June 30, 2020, three customers accounted for approximately 42%, 23% and 22% of the Company’s revenues, respectively. As of June 30, 2020, one customer accounted for approximately 87% of the Company’s accounts receivable, net.

For the year ended June 30, 2019, three customers accounted for approximately 35%, 16% and 13% of the Company’s revenues, respectively. As of June 30, 2019, all of these customers accounted for approximately 26% of the Company’s accounts receivable, net.

Major Suppliers

For the year ended June 30, 2020, three suppliers accounted for approximately 26%, 18% and 16% of the total costs of revenue, respectively.

For the year ended June 30, 2019, three suppliers accounted for approximately 23%, 12% and 10% of the total costs of revenue, respectively.